UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/12

Item 1. Reports to Stockholders.

Annual Report

Franklin Pelagos Commodities Strategy Fund

Discussion of Fund Performance

The Franklin Pelagos Commodities Strategy Fund obtained its commodities	Portfolio Breakdown
exposure, since inception of the Fund, through swaps on commodities indexes and	5/31/12
through commodities futures. These exposures were supported with U.S. Treasury	% of Total Net Assets
Bills and other fixed income securities. The value of these securities generally
exceeded the notional value of the swaps and commodities futures.	U.S. Treasury Bills	93.6%
	Federal Home Loan Bank
Since its inception on December 7, 2011, through May 31, 2012, Franklin Pelagos	Discount Notes	7.8%
Commodities Strategy Fund had declined 8.50%. The Fund performed better than its	Institutional Fiduciary Trust Money
benchmark, the Dow Jones-UBS Commodity Index Total Return, which posted a	Market Portfolio	5.9%
total return of -11.22%. The index measures performance of fully collateralized	Other Assets, less Liabilities*	-7.3%
positions of 20 underlying commodity futures.[1]	*Includes unrealized appreciation/depreciation on futures and swap
	contracts, as well as other assets and liabilities. See supplementary
	commodity exposure tables for additional information related to the
During the period, commodities generally performed poorly, and most sectors lost	Fund’s economic exposure to commodities.
value. The Fund benefited from an underweighting in natural gas, as this commodity was a leading detractor in the energy sector and the index. High inventory and strong production levels, as well as an unseasonably warm winter, depressed natural gas prices during the period. Gasoline was the lone contributor in the index’s energy sector holdings, and the Fund benefited from its overweighted position in this commodity. Gasoline prices stayed at lofty levels during the period, largely due to refinery closures in the U.S. east coast and the Caribbean.

The grains sector was a performance leader during the period, and soybeans were the best performing commodity. They rose in value largely due to crop and weather conditions in South America and Chinese demand that pressured prices upward. As a result, the Fund’s overweighted soybean position contributed positively to results.[2]

The industrial metals sector declined during the period. The Fund’s overweighting in copper early in the period detracted from results, as investor fears about a weakening eurozone and decelerating Chinese economic activity hurt prices.[2]

As with the industrial metals sector, precious metals prices were down since the
Fund’s inception. The Fund’s overweighted gold allocation detracted from relative returns. While gold had strong returns in calendar year 2011, gold lost momentum in the first five months of calendar year 2012 with the market shifting back to risk assets such as equities.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones-UBS Commodity Indexes are calculated, distributed and marketed by CME Group Index Services, LLC (“CME Indexes”) pursuant to an agreement with UBS Securities, LLC and have been licensed for use. All content of the Dow Jones-UBS Commodity Indexes © CME Group Index Services, LLC and UBS Securities, LLC 2011. “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC and has been licensed for use by CME Indexes. “UBS®” is a registered trademark of UBS AG. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2.	No longer held at period-end.

Annual Report | 1

The following table summarizes the Fund's economic exposure to commodities derived through its investment in excess return swap contracts. At 5/31/12, the Fund's exposure based on notional value represented 90% of total net assets.

Commodity Exposure of Dow Jones-UBS Commodity Index**

Agriculture	30.9%	Energy	30.1%	Industrial Metals	19.4%	Precious Metals	13.2%	Livestock	6.4%
Soybeans	8.6%	Natural Gas	9.1%	Copper	7.5%	Gold	10.3%	Live Cattle	3.9%
Corn	6.2%	WTI Crude Oil	8.9%	Aluminum	6.1%	Silver	2.9%	Lean Hogs	2.5%
Wheat	5.6%	Brent Crude	5.2%	Zinc	3.4%				
Soybean Oil	3.5%	Unleaded Gasoline	3.6%	Nickel	2.4%				
Sugar	3.4%	Heating Oil	3.3%						
Coffee	2.0%								
Cotton	1.6%								

**Reflects the composition of the Dow Jones-UBS Commodity Index at 5/31/12.

The following table summarizes the Fund's economic exposure to commodities derived through its investment in futures contracts. At 5/31/12, the Fund's exposure based on notional value represented 7.4% of total net assets.

Commodity Futures Exposure
5/31/12

	% of Total Net Assets
Corn	1.5%
Aluminum	1.4%
Natural Gas	1.4%
Wheat	1.3%
Gold 100 oz	1.1%
Brent Crude	0.7%

Annual Report | 2

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if any; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷$1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 ×$7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 3

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if any. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.

*Expenses are calculated using the most recent annualized six-month expense ratio, net of expense waivers, of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (Hypothetical) to reflect the one-half year period. For Actual expenses, the multiplier is 176/366 to reflect the number of days since inception.

Annual Report | 4

Annual Report | 5

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if any; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷$1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 ×$7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 6

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if any. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.

*Expenses are calculated using the most recent annualized six-month expense ratio, net of expense waivers, of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (Hypothetical) to reflect the one-half year period. For Actual expenses, the multiplier is 176/366 to reflect the number of days since inception.

Annual Report | 7

Franklin Alternative Strategies Funds

Consolidated Financial Highlights

Franklin Pelagos Commodities Strategy Fund

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
f See Note 6 regarding investment transactions.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 8

Franklin Alternative Strategies Funds
Consolidated Statement of Investments, May 31, 2012

Franklin Pelagos Commodities Strategy Fund	Principal Amount	Value
Short Term Investments 107.3%		
U.S. Government and Agency Securities 101.4%		
[a]FHLB, 6/01/12	$1,120,000	$1,120,000
[a,b]U.S. Treasury Bills, 6/07/12	13,450,000	13,449,973
Total U.S. Government and Agency Securities (Cost $14,569,909)		14,569,973
	Shares	
Money Market Funds (Cost $847,284) 5.9%		
[c,d]Institutional Fiduciary Trust Money Market Portfolio	847,284	847,284
Total Investments (Cost $15,417,193) 107.3%		15,417,257
[e]**Other Assets, less Liabilities (7.3)%**		(1,043,177)
Net Assets 100.0%		$14,374,080

[a]The security is traded on a discount basis with no stated coupon rate.
[b]Security or a portion of the security has been pledged as collateral for open futures and swap contracts. At May 31, 2012, the value of this security pledged as collateral was $820,000, representing 5.70% of net assets.
[c]Non-income producing.
[d]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
[e]Includes unrealized appreciation/depreciation on futures and swap contracts, as well as other assets and liabilities.

At May 31, 2012, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Commodity Contracts						
Aluminum	Long	4	$200,125	9/17/12	$ -	$(12,284)
Brent Crude	Long	1	100,330	11/15/12	-	(15,423)
Corn	Long	8	208,800	12/14/12	-	(5,932)
Gold 100 oz	Long	1	156,420	8/29/12	-	(2,674)
Natural Gas	Long	6	198,300	12/27/12	-	(2,722)
Wheat	Long	6	193,125	7/13/12	-	(10,599)
Total			1,057,100		-	(49,634)
Net unrealized appreciation (depreciation)						$(49,634)

At May 31, 2012, the Fund had the following excess return swap contracts outstanding. See Note 1(c).

Excess Return Swap Contracts

Counterparty	Fund Receives	Fund Pays	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCS	Excess return of the DJ-UBS commodity index	0.15%	$3,100,000	6/14/12	$ -	$ -
MSCS	Excess return of the DJ-UBS commodity index	0.15%	3,375,084	6/14/12	-	(124,916)
MSCS	Excess return of the DJ-UBS commodity index	0.15%	6,500,000	6/28/12	-	-
Total			12,975,084		-	(124,916)
Net unrealized appreciation (depreciation)						$(124,916)

See Abbreviations on page 23.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 9

Franklin Alternative Strategies Funds

Consolidated Financial Highlights

Franklin Pelagos Managed Futures Strategy Fund

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
f See Note 6 regarding investment transactions.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 10

Franklin Alternative Strategies Funds
Consolidated Statement of Investments, May 31, 2012

Franklin Pelagos Managed Futures Strategy Fund	Number of Contracts	Value
Options Purchased (Cost $120,126) 1.0%		
Puts - Exchange-Traded		
Diversified Financials 1.0%		
[a]S&P 500 E-Mini Index, September Strike Price $1,250, Expires 9/21/12	62	$143,489
	Principal Amount	
Short Term Investments 97.8%		
U.S. Government and Agency Securities 92.6%		
[b]FHLB, 6/01/12	$415,000	415,000
[b,c]U.S. Treasury Bills, 6/07/12	13,700,000	13,699,972
Total U.S. Government and Agency Securities (Cost $14,114,904)		14,114,972
	Shares	
Money Market Funds (Cost $790,999) 5.2%		
[a,d]Institutional Fiduciary Trust Money Market Portfolio	790,999	790,999
Total Investments (Cost $15,026,029) 98.8%		15,049,460
[e]**Other Assets, less Liabilities 1.2%**		189,556
Net Assets 100.0%		$15,239,016

[a]Non-income producing.
[b]The security is traded on a discount basis with no stated coupon rate.
[c]Security or a portion of the security has been pledged as collateral for open futures contracts. At May 31, 2012, the value of this security pledged as collateral was $730,000, representing 4.79% of net assets.
[d]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
[e]Includes unrealized appreciation/depreciation on futures contracts, as well as other assets and liabilities.

At May 31, 2012, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Commodity Contracts						
Copper	Short	8	$673,100	7/27/12	$65,471	$ -
Cotton No. 2	Short	7	250,425	7/09/12	59,717	-
Zinc	Short	13	607,588	6/18/12	49,634	-
			1,531,113		174,822	-
Currency Contracts						
AUD/USD	Short	12	1,167,240	6/18/12	73,172	-
EUR/USD	Short	8	1,236,800	6/18/12	62,078	-
GBP/USD	Short	12	1,155,825	6/18/12	18,351	-
			3,559,865		153,601	-
Equity Contracts						
DAX Index	Short	6	1,156,757	6/15/12	132,702	-
Euro STOXX 50 Index	Short	45	1,170,848	6/15/12	61,014	-
IBEX 35 Index	Short	14	1,048,630	6/15/12	59,098	-
S&P 500 E-Mini Index	Short	18	1,178,280	6/15/12	66,448	-
STOXX Europe 600 Banks Index	Short	128	951,660	6/15/12	81,238	-
			5,506,175		400,500	-
Interest Rate Contracts						
Euro BTP Italian Treasury Bond Index	Short	8	984,291	6/07/12	67,907	-
Total			11,581,444		796,830	-
Net unrealized appreciation (depreciation)					$796,830	

See Abbreviations on page 23.

Franklin Alternative Strategies Funds

Consolidated Financial Statements

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 12

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 13

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 14

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds, the Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund (Funds). The shares of the Funds are issued in private placements and are exempt from registration under the Securities Act of 1933. Effective December 7, 2011, the Trust and the Funds commenced operations.

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statements of Operations.

Annual Report | 15

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Funds invested in derivatives in order to gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Consolidated Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statements of Operations.

The Funds’ investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Funds and the derivative counterparties. These agreements contain provisions that require the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Funds fail to meet these net asset level requirements or experience declines in net assets in excess of the agreed upon thresholds, the transaction counterparty has the right to terminate the derivative contract and require immediate performance by the Funds. The Funds’ potential exposure to accelerated contractually required cash flows is limited to OTC derivatives in a net unrealized loss position by counterparty. At May 31, 2012, the Funds’ potential exposure for such contracts was as follows:

Fund Name	Net Unrealized Loss
Franklin Pelagos Commodities Strategy Fund	$124,916
Franklin Pelagos Managed Futures Strategy Fund	-

The Funds entered into futures contracts primarily to gain exposure to commodity price, interest rate, or equity price risk, and certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Franklin Pelagos Commodities Strategy Fund entered into OTC excess return swap contracts primarily to gain exposure to commodity price risk of an underlying asset or index. An excess return swap is an agreement between the fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional principal amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset or index are recorded as realized gain or loss. Pursuant to the terms of the excess return swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund’s investment objectives.

The Franklin Pelagos Managed Futures Strategy Fund purchased or wrote option contracts primarily to gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise

Annual Report | 16

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

See Note 8 regarding other derivative information.

d. Investments in FPC Holdings Corp. and FPMF Holdings Corp. (FP Subsidiaries)

The Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the FP Subsidiaries. Both FP Subsidiaries are Cayman Islands exempted liability companies, are wholly-owned subsidiaries of their respective funds, and are able to invest in certain financial instruments and commodity-linked derivative instruments consistent with the investment objective of their respective funds.

The financial statements have been consolidated and include the accounts of the Funds and their respective FP Subsidiaries. All intercompany transactions and balances have been eliminated.

It is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May, 31, 2012, each fund has determined that no liability for unrecognized tax benefits is required in each fund's consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Annual Report | 17

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Organization Costs

Organization costs were expensed as incurred.

h. Accounting Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments.

Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Funds and FP Subsidiaries pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each of the funds and FP subsidiaries. Management fees paid by the Funds are reduced on assets invested in their respective FP Subsidiaries, in an amount not to exceed the management fees paid by the FP Subsidiaries.

Under subadvisory agreements between Advisers and Pelagos Capital Management, LLC (Pelagos), Pelagos provides subadvisory services to the Funds and the FP Subsidiaries. The subadvisory fee is paid by Advisers based on the average daily net assets of each of the funds and the FP subsidiaries, and is not an additional expense of the Funds or the FP Subsidiaries.

Franklin Templeton Institutional LLC, an indirect subsidiary of Franklin Resources Inc., has a 20% ownership position in Pelagos.

Annual Report | 18

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Funds and FP Subsidiaries pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the funds and FP subsidiaries. Administrative fees paid by the Funds are reduced on assets invested in their respective FP Subsidiaries, in an amount not to exceed the management fees paid by the FP Subsidiaries.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Funds.

d. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of management fees, administrative fees and other expenses, but excluding acquired fund fees and expenses) of the Funds do not exceed 1.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 6, 2012.

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended May 31, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2012, the Franklin Pelagos Commodities Strategy Fund had no capital loss carryforwards. The capital loss carryforwards for the Franklin Pelagos Managed Futures Strategy Fund were as follows:

Annual Report | 19

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

5. INCOME TAXES (continued)

At May 31, 2012, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of tax straddles, non-deductible expenses, pass-through entity income and futures transactions.

6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short term securities) for the period ended May 31, 2012.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. OTHER DERIVATIVE INFORMATION

At May 31, 2012, the Funds have invested in derivative contracts which are reflected on the Consolidated Statements of Assets and Liabilities as follows:

Annual Report | 20

8. OTHER DERIVATIVE INFORMATION *(continued)*

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statements of Assets and Liabilities Location	Fair Value Amount	Consolidated Statements of Assets and Liabilities Location	Fair Value Amount
Franklin Pelagos Managed Futures Strategy Fund				
Commodity contracts	Net assets consist of - net unrealized appreciation (depreciation)	$174,822[a]		
Equity contracts	Investments, at value / Net assets consist of - net unrealized appreciation (depreciation)	543,989[a]		
Foreign exchange contracts	Net assets consist of - net unrealized appreciation (depreciation)	153,601[a]		
Interest rate contracts	Net assets consist of - net unrealized appreciation (depreciation)	67,907[a]		

[a]Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Statement of Investments. Only current day's variation margin is separately reported within the Consolidated Statements of Assets and Liabilities.

For the period ended May 31, 2012, the effect of derivative contracts on the Funds' Consolidated Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statements of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Pelagos Commodities Strategy Fund			
Commodity contracts	Net realized gain (loss) from futures and swap contracts / Net change in unrealized appreciation (depreciation) on futures and swap contracts	$(1,073,362)	$(174,550)
Franklin Pelagos Managed Futures Strategy Fund			
Commodity contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on futures contracts	(93,475)	174,822
Equity contracts	Net realized gain (loss) from investments and futures contracts / Net change in unrealized appreciation (depreciation) on investments and futures contracts	(624,123)	423,863
Foreign exchange contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on futures contracts	(155,311)	153,601
Interest rate contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on futures contracts		67,907

For the period ended May 31, 2012, the average month end market value of derivatives represented 1.31% and 3.56% respectively, of average month end net assets. The average month end number of open derivative contracts for the period was 7 and 15, respectively.

See Note 1(c) regarding derivative financial instruments.

Annual Report | 21

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

9. CREDIT FACILITY

Effective January 20, 2012, the Funds entered, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Consolidated Statements of Operations. During the period ended May 31, 2012, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2012, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Annual Report | 22

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their consolidated financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Annual Report | 23

Franklin Alternative Strategies Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Alternative Strategies Funds and Shareholders of Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund:

We have audited the accompanying consolidated statements of assets and liabilities of Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund (the Funds constituting the Franklin Alternative Strategies Funds) (the “Funds”), including the consolidated statements of investments, as of May 31, 2012, and the related consolidated statements of operations and changes in net assets and the financial highlights for the period from December 7, 2011 (commencement of operations) to May 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Franklin Pelagos Commodities Strategy Fund and Franklin Managed Futures Strategy Fund at May 31, 2012, the results of their consolidated operations, the consolidated changes in their net assets, and the consolidated financial highlights for the period from December 7, 2011 (commencement of operations) to May 31, 2012, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 26, 2012

Annual Report | 24

Franklin Alternative Strategies Funds

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and numbers of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	10	None

Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial publishing organizations; and **formerly,** Vice Director, Salomon Center, Stern School of Business, New York University.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Ann Torre Bates (1958) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	35	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).

Principal Occupation During at Least the Past 5 Years:
Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Burton J. Greenwald (1929) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	17	Franklin Templeton Emerging Markets Debt Opportunities Fund PLC and Fiduciary International Ireland Limited.

Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and **formerly**, Chairman, Fiduciary Trust International Funds; Executive Vice President, L.F Rothschild Fund Management, Inc.; President and Director, Merit Mutual Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute and Chairman, ICI Public Information Committee.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Keith E. Mitchell (1954) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	10	None

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mitchell Hartley Advisers, LLC (formerly, Mitchell Advisers, LLC) (advisory firm); director of various boards of asset management firms; and **formerly**, Managing Director, Putman Lovell NBF.

Annual Report | 25

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Charles Rubens II (1930) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	17	None

Principal Occupation During at Least the Past 5 Years:
Private investor and president of non-profit organizations; and **formerly**, an executive of Time, Inc.; and Trustee of Colorado College.

Larry D. Thompson (1945) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).

Principal Occupation During at Least the Past 5 Years:
John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Jan Hopkins Trachtman (1947) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee	Since October 2011	10	None

Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory Board of Knight Bagehot Fellowship; and **formerly**, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight and Editor, CBS Network News.

Robert E. Wade (1946) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	Trustee and Chairman of the Board	Trustee and Chairman of the Board since October 2011	42	El Oro Ltd (investments).

Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1973-2009) and member of various boards.

Annual Report | 26

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since October 2011	92	None

Principal Occupation During at Least the Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Peter A. Langerman (1955) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2702	Trustee	Since October 2011	10	American International Group, Inc. (AIG) Credit Facility Trust (2010–2011).

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Chief Executive Officer and President, Franklin Mutual Advisers, LLC; officer and/or director, as the case may be, of four of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Annual Report | 27

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Secretary and Vice President	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of five of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.

Annual Report | 28

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Thomas A. Nelson (1969) 600 Fifth Avenue New York, NY 10020	Vice President	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Portfolio Manager, Franklin Advisers, Inc.; officer of one of the investment companies in Franklin Templeton Investments; and **formerly,** Manager of Americas market specialist sales team, Bloomberg LP (1991-2007).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly**, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

William Y. Yun (1959) 600 Fifth Avenue New York, NY 10020	President and Chief Executive Officer – Investment Management	Since October 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; Executive Vice President – Alternative Strategies, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of one of the investment companies in Franklin Templeton Investments.

Annual Report | 29

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC, the Fund's investment manager.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Fund’s Board has determined that certain of the members of the Audit Committee, including Ann Torre Bates, are audit committee financial experts, and “independent,” under those provisions of the Sarbanes-Oxley Act of 2002, and the rules and form amendments adopted by the Securities and Exchange Commission, relating to audit committee financial experts.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report | 30

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $58,800 for the fiscal year ended May 31, 2012.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.Schedule of Investments.                       N/A

Item 7.Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.      N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant

changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –

Finance and Administration
Date July 26, 2012

By /s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Financial Officer and
Chief Accounting Officer
Date July 26, 2012